Share Based Compensation (Details) - Schedule of black-scholes simplified method instead of binomial model for valuation of new options issued - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Minimum [Member]
Share Based Compensation (Details) - Schedule of black-scholes simplified method instead of binomial model for valuation of new options issued [Line Items]
Risk-free interest rate	2.82%	0.36%	0.55%
Expected volatility range	95.40%	85.60%	49.00%
Fair market value per ordinary share as at grant dates (in Dollars per share)	$ 0.2	$ 1.57	$ 1.74
Maximum [Member]
Share Based Compensation (Details) - Schedule of black-scholes simplified method instead of binomial model for valuation of new options issued [Line Items]
Risk-free interest rate	3.61%	1.05%	0.93%
Expected volatility range	98.90%	87.50%	65.00%
Fair market value per ordinary share as at grant dates (in Dollars per share)	$ 0.3	$ 5.63	$ 4.83